Annual Total Returns - Fidelity® Dividend Growth Fund [BarChart] - 07.31 Fidelity Dividend Growth Fund Retail PRO-09 - Fidelity® Dividend Growth Fund - Fidelity Dividend Growth Fund-Retail Class	Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	(8.51%)
Annual Return 2012	18.70%
Annual Return 2013	31.61%
Annual Return 2014	11.87%
Annual Return 2015	(0.63%)
Annual Return 2016	8.05%
Annual Return 2017	20.14%
Annual Return 2018	(7.23%)
Annual Return 2019	28.73%
Annual Return 2020	2.20%